Accounting policies - Summary of Estimated Useful Life of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	50 years
Leasehold land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	Over the term of the lease or life of the asset, if shorter.
Bottom of range [member] | Fixtures, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Bottom of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	3 years
Top of range [member] | Fixtures, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	10 years
Top of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, estimated useful life	5 years